Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense [Abstract]
Current Tax		$ (234,050,896)	$ (28,930,128)	$ (1,099,384)
Deferred Tax		77,980,566	36,789,231	(33,010,768)
Over/under income tax from prior year	[1]		280,159	6,075,593
Income tax recognized in the consolidated statement of profit or loss		$ (156,070,330)	$ 7,859,103	$ (28,034,559)	$ (555,002)	$ (647,945)	$ (264,257)

[1]	It includes an income tax charge of 5,908,256 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.6 “Income tax – inflation adjustment for fiscal year 2020”.